Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000234546
Shareholder Report [Line Items]
Fund Name	FS Multi-Strategy Alternatives Fund
Class Name	Class A
Trading Symbol	FSMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the FS Multi-Strategy Alternatives Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/fsmmx. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://fsinvestments.com/investments/all-investments/fsmmx
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.96%
AssetsNet	$ 1,839,714,000
Holdings Count | Holding	659
Advisory Fees Paid, Amount	$ 10,836
InvestmentCompanyPortfolioTurnover	392.00%
C000234545
Shareholder Report [Line Items]
Fund Name	FS Multi-Strategy Alternatives Fund
Class Name	Class I
Trading Symbol	FSMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the FS Multi-Strategy Alternatives Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/fsmsx. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://fsinvestments.com/investments/all-investments/fsmsx
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.71%
AssetsNet	$ 1,839,714,000
Holdings Count | Holding	659
Advisory Fees Paid, Amount	$ 10,836
InvestmentCompanyPortfolioTurnover	392.00%
C000234729
Shareholder Report [Line Items]
Fund Name	FS Managed Futures Fund
Class Name	Class A
Trading Symbol	FMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the FS Managed Futures Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/mutual-fund-reports. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://fsinvestments.com/investments/mutual-fund-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Managed Futures Fund, Class A Shares	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 2,005,000
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover
$2,005	13	$0	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.6%
Corporate Obligation	16.0%
Short-Term Investments	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Barclays Bank Versor MTN	16.0%
GSXAT01C Index	0.5%
JPQFMOW1 Index	0.1%
BNPXDITU Index	0.0%
MQIS311 Index	0.0%
GSG US Equity	0.0%
BNPXDITU Index	0.0%
DBTIDUS5 Index	0.0%
DBVSCVP8 Index	0.0%
JPQFMOW1 Index	0.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

C000234730
Shareholder Report [Line Items]
Fund Name	FS Managed Futures Fund
Class Name	Class I
Trading Symbol	FMGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the FS Managed Futures Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/mutual-fund-reports. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://fsinvestments.com/investments/mutual-fund-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Managed Futures Fund, Class I Shares	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 2,005,000
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover
$2,005	13	$0	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.6%
Corporate Obligation	16.0%
Short-Term Investments	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Barclays Bank Versor MTN	16.0%
GSXAT01C Index	0.5%
JPQFMOW1 Index	0.1%
BNPXDITU Index	0.0%
MQIS311 Index	0.0%
GSG US Equity	0.0%
BNPXDITU Index	0.0%
DBTIDUS5 Index	0.0%
DBVSCVP8 Index	0.0%
JPQFMOW1 Index	0.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

C000234544
Shareholder Report [Line Items]
Fund Name	FS Chiron Real Development Fund
Class Name	Class A
Trading Symbol	FARLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the FS Chiron Real Development Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/farlx. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://fsinvestments.com/investments/all-investments/farlx
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Chiron Real Development Fund, Class A Shares	$76	1.45%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.45%
AssetsNet	$ 73,219,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 249
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover
$73,219	87	$249	196%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.4%
Exchange Traded Funds	2.7%
Common Stock	83.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.9%
Meta Platforms, Class A	4.1%
Apple	4.0%
ServiceNow	3.6%
Microsoft	3.5%
Amazon.com	3.5%
NVIDIA	3.5%
Regeneron Pharmaceuticals	2.9%
PDD Holdings	2.5%
Barrick Gold	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

C000234543
Shareholder Report [Line Items]
Fund Name	FS Chiron Real Development Fund
Class Name	Class I
Trading Symbol	FSRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the FS Chiron Real Development Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/fsrlx/investments/fsrlx. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://fsinvestments.com/investments/all-investments/fsrlx/investments/fsrlx
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Chiron Real Development Fund, Class I Shares	$63	1.20%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
AssetsNet	$ 73,219,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 249
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover
$73,219	87	$249	196%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.4%
Exchange Traded Funds	2.7%
Common Stock	83.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.9%
Meta Platforms, Class A	4.1%
Apple	4.0%
ServiceNow	3.6%
Microsoft	3.5%
Amazon.com	3.5%
NVIDIA	3.5%
Regeneron Pharmaceuticals	2.9%
PDD Holdings	2.5%
Barrick Gold	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.